Financial Assets at Amortized Cost - Noncurrent (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets At Amortized Cost Noncurrent [Abstract]
Disclosure of Financial Assets at Amortized Cost Noncurrent

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Corporate bonds	$—	$2,000